Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by product (audited) (Narrative) (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 800.0	£ 500.0
Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	124,700.0	119,600.0
Lifetime expected credit losses [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	10.0	0.0
Barclays Bank Group [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	675,700.0
Financial assets	867,261.0	866,947.0
Financial assets at fair value [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	17,700.0	11,700.0
Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	125,500.0	120,100.0
Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	22.0	11.0
Impairment allowance [member] | Barclays Bank Group [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 3,948.0	£ 4,060.0